FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Accounts payable and accrued liabilities	$ 2,068	$ 4,907
Amounts due to related parties	154	156
Equipment loans	0	90
Total	486	$ 1,134
Financial Instruments [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	2,068
Amounts due to related parties	154
Minimum rental and lease payments	26
Term facility	2,552
Equipment loans	72
Finance lease obligations	514
Total	5,386
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	0
Amounts due to related parties	0
Minimum rental and lease payments	16
Term facility	0
Equipment loans	0
Finance lease obligations	301
Total	317
Later Than Five Years [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	0
Amounts due to related parties	0
Minimum rental and lease payments	3
Term facility	0
Equipment loans	0
Finance lease obligations	0
Total	3
Less Than One Year [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	2,068
Amounts due to related parties	154
Minimum rental and lease payments	7
Term facility	2,552
Equipment loans	72
Finance lease obligations	213
Total	$ 5,066